Share-based Compensation - Share-based compensation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Share-based Compensation
Total	¥ 29,233	$ 4,238	¥ 37,359	¥ 50,741
Cost of revenues
Share-based Compensation
Total	7,052	1,022	11,484	14,789
Selling and marketing expenses
Share-based Compensation
Total	2,259	328	3,431	2,370
General and administrative expenses
Share-based Compensation
Total	9,659	1,400	12,496	16,128
Research and development expenses
Share-based Compensation
Total	¥ 10,263	$ 1,488	¥ 9,948	¥ 17,454